PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment, Net
Balance as of December 31, 2017:

	Office furniture	Electronic machinery and laboratory equipment	Computers	Leasehold improvements	Total
Cost
Balance as of January 1, 2017	227	2,551	185	2,120	5,083
Disposals	-	-	(74)	-	(74)
Additions	9	1,010	26	-	1,045
Foreign currency translation	12	-	2	-	14

Balance as of December 31, 2017	248	3,561	139	2,120	6,068

Accumulated Depreciation

Balance as of January 1, 2017	126	1,508	118	2,057	3,809
Disposals	-	-	(74)	-	(74)
Additions	20	294	47	38	399
Foreign currency translation	8	-	2	-	10

Balance as of December 31, 2017	154	1,802	93	2,095	4,144

Depreciated cost as of December 31, 2017	94	1,759	46	25	1,924

Balance as of December 31, 2016:

	Office furniture	Electronic machinery and laboratory equipment	Computers	Leasehold improvements	Total
Cost
Balance as of January 1, 2016	221	1,955	174	2,095	4,445
Disposals	-	-	(27)	-	(27)
Additions	12	596	38	25	671
Foreign currency translation	(6)	-	-	-	(6)

Balance as of December 31, 2016	227	2,551	185	2,120	5,083

Accumulated Depreciation

Balance as of January 1, 2016	102	1,205	86	2,012	3,405
Disposals	-	-	(27)	-	(27)
Additions	27	303	59	47	436
Foreign currency translation	(7)	-	-	-	(7)

Balance as of December 31, 2016	122	1,508	118	2,059	3,807

Depreciated cost as of December 31, 2016	105	1,043	67	61	1,276